Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2025	Sep. 30, 2025
Prepaid Expenses And Other Current Assets
Insurance premium	$ 57,359	$ 83,833
Deposit on asset	360,000	10,000
Prepaid consulting fees	580,000	50,000
Other prepaid expenses	33,730	261
Legal retainer	35,000	35,000
VAT receivable	24,775
Other deposits	14,954	6,525
Due from underwriters	3,930	3,930
Prepaid expenses and other current assets	$ 1,109,748	$ 189,549